Fair Value of Fund's Derivatives by Instrument Type (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 367,388	$ 513,471
Liability Derivatives	(191,399)	(2,332,759)
Net	175,989	(1,819,288)
Foreign Exchange Contract | Unrealized Appreciation On Forward Contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	182,189	134,988
Net	182,189	134,988
Foreign Exchange Contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	(101,789)	(95,397)
Net	(101,789)	(95,397)
Future | Futures Contracts Purchased
Derivatives, Fair Value [Line Items]
Asset Derivatives	30,068
Liability Derivatives	(89,610)	(2,237,362)
Net	(59,542)	(2,237,362)
Future | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Asset Derivatives	155,131	378,483
Net	155,131	378,483
SUPERFUND GOLD, L.P.- SERIES A
Derivatives, Fair Value [Line Items]
Asset Derivatives	196,805	259,271
Liability Derivatives	(150,220)	(1,463,061)
Net	46,585	(1,203,790)
SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract | Unrealized Appreciation On Forward Contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	111,557	69,300
Net	111,557	69,300
SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	(60,610)	(51,238)
Net	(60,610)	(51,238)
SUPERFUND GOLD, L.P.- SERIES A | Future | Futures Contracts Purchased
Derivatives, Fair Value [Line Items]
Liability Derivatives	(89,610)	(1,411,823)
Net	(89,610)	(1,411,823)
SUPERFUND GOLD, L.P.- SERIES A | Future | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Asset Derivatives	85,248	189,971
Net	85,248	189,971
SUPERFUND GOLD, L.P.- SERIES B
Derivatives, Fair Value [Line Items]
Asset Derivatives	170,583	254,200
Liability Derivatives	(41,179)	(869,698)
Net	129,404	(615,498)
SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract | Unrealized Appreciation On Forward Contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	70,632	65,688
Net	70,632	65,688
SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	(41,179)	(44,159)
Net	(41,179)	(44,159)
SUPERFUND GOLD, L.P.- SERIES B | Future | Futures Contracts Purchased
Derivatives, Fair Value [Line Items]
Asset Derivatives	30,068
Liability Derivatives		(825,539)
Net	30,068	(825,539)
SUPERFUND GOLD, L.P.- SERIES B | Future | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Asset Derivatives	69,883	188,512
Net	$ 69,883	$ 188,512